FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 4) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	$ 2,741,344	$ 1,137,456
Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	2,622,409	918,650
Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	118,935	218,806
TES-Fixed rate [Member] | Greater 12 months | Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	1,744,736	783,688
TES-Fixed rate [Member] | Greater 12 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	78,688	147,221
TES-Fixed rate [Member] | Between 3 and 6 months | Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		63,102
TES-Fixed rate [Member] | Between 3 and 6 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		22,037
TES-Fixed rate [Member] | Between 6 and 12 months | Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	877,673	3,212
TES-Fixed rate [Member] | Between 6 and 12 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral	$ 40,247	2,263
TES-Fixed rate [Member] | Less than 3 months | Investments pledged as collateral in repo operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		68,648
TES-Fixed rate [Member] | Less than 3 months | Investments pledged as collateral in derivative operations [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Total securities pledged as collateral		$ 47,285